UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 96.0%
Australia 8.0%
Ardent Leisure Group	1	1
BGP Holdings PLC*	11,394,023	0
Charter Hall Office REIT	997,169	3,196,387
Commonwealth Property Office Fund	1,551,824	1,334,017
Dexus Property Group	8,107,914	6,395,173
Goodman Group	7,289,326	3,988,272
GPT Group	1,437,943	4,297,291
Investa Office Fund	5,206,969	3,015,123
Mirvac Group	1,891,117	2,063,420
Stockland	3,534,607	9,831,708
Westfield Group (Units)	2,472,331	18,304,513
Westfield Retail Trust	4,957,747	11,500,794

(Cost $77,287,253)		63,926,699
Brazil 0.3%
BHG SA - Brazil Hospitality Group* (Cost $2,419,319)	217,366	2,080,887
Canada 3.8%
Boardwalk Real Estate Investment Trust	106,400	4,892,024
Canadian Real Estate Investment Trust	162,450	5,529,718
Chartwell Seniors Housing Real Estate Investment Trust	970,000	6,988,739
Extendicare Real Estate Investment Trust (a)	168,950	1,133,427
First Capital Realty, Inc. (a)	129,600	2,102,491
H&R Real Estate Investment Trust (Units) (a)	501,850	10,042,747

(Cost $33,662,021)		30,689,146
Channel Islands 0.6%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	459,244
LXB Retail Properties PLC*	2,612,189	4,091,144

(Cost $6,262,895)		4,550,388
China 0.8%
Agile Property Holdings Ltd. (a)	2,428,000	1,530,576
Country Garden Holdings Co. (a)	10,679,000	2,902,371
Longfor Properties	1,924,000	1,882,795

(Cost $11,256,391)		6,315,742
Finland 0.2%
Technopolis Oyj (Cost $2,740,460)	363,351	1,536,331
France 3.8%
ICADE	92,300	7,207,513
Klepierre	292,000	8,189,208
Unibail-Rodamco SE	85,500	15,237,984

(Cost $38,221,613)		30,634,705
Germany 0.4%
Alstria Office REIT-AG	152,786	1,772,537
DIC Asset AG	105,000	796,059
Prime Office REIT-AG *	131,000	779,925

(Cost $4,085,906)		3,348,521
Hong Kong 10.8%
China Overseas Land & Investment Ltd. (a)	7,084,480	10,118,942
Hang Lung Properties Ltd.	2,579,000	7,624,560
Hongkong Land Holdings Ltd.	1,915,000	8,478,281
Hysan Development Co., Ltd.	853,000	2,527,853
Link REIT	3,569,500	11,256,936
Sino Land Co., Ltd.	3,428,000	4,560,507
Sun Hung Kai Properties Ltd.	2,872,000	32,539,800
Wharf Holdings Ltd.	2,010,000	9,795,891

(Cost $122,152,696)		86,902,770
Italy 0.3%
Beni Stabili SpA (Cost $4,845,584)	4,731,975	2,494,061
Japan 10.2%
AEON Mall Co., Ltd.	178,900	4,067,620
Japan Real Estate Investment Corp.	405	3,950,715
Japan Retail Fund Investment Corp.	3,232	5,202,807
Kenedix Realty Investment Corp.	519	1,685,067
Mitsubishi Estate Co., Ltd.	1,309,000	21,185,080
Mitsui Fudosan Co., Ltd.	1,218,000	19,277,523
Nippon Building Fund, Inc.	941	9,726,753
Sumitomo Realty & Development Co., Ltd.	608,000	11,683,149
United Urban Investment Corp.	4,859	5,110,794

(Cost $93,295,810)		81,889,508
Netherlands 1.2%
Corio NV (Cost $14,039,604)	213,400	9,820,621
Norway 0.5%
Norwegian Property ASA (Cost $5,673,867)	2,800,000	3,731,414
Philippines 0.1%
Megaworld Corp. (Cost $1,275,989)	31,152,670	1,186,882
Singapore 4.0%
Ascendas Real Estate Investment Trust	3,467,000	5,354,494
CapitaLand Ltd.	4,691,500	8,745,854
CapitaMall Trust	6,030,000	8,373,484
City Developments Ltd.	430,000	3,121,391
Global Logistic Properties Ltd.*	1,689,000	2,119,174
Mapletree Industrial Trust	3,813,000	3,153,003
Suntec Real Estate Investment Trust	1,465,000	1,281,611

(Cost $38,988,574)		32,149,011
Sweden 0.7%
Fabege AB	450,000	3,397,792
Fastighets AB Balder "B"*	620,000	2,222,426

(Cost $7,425,921)		5,620,218
Switzerland 0.6%
Swiss Prime Site AG* (Cost $5,190,001)	60,000	4,831,360
United Kingdom 5.5%
British Land Co. PLC	530,000	3,913,996
Conygar Investment Co. PLC	975,000	1,464,221
Development Securities PLC	900,000	2,651,666
Hammerson PLC	1,283,000	7,488,412
Land Securities Group PLC	670,000	6,673,531
Max Property Group PLC*	1,340,000	2,117,416
Metric Property Investments PLC	1,850,000	2,871,609
Safestore Holdings PLC	2,300,000	3,651,037
Segro PLC	2,220,000	7,579,753
Songbird Estates PLC*	463,547	837,571
South African Property Opportunities PLC*	1,540,000	1,386,853
Terrace Hill Group PLC*	2,000,000	556,756
UNITE Group PLC*	1,250,000	3,209,297

(Cost $59,492,944)		44,402,118
United States 44.2%
Alexander's, Inc. (REIT)	1,100	397,122
American Assets Trust, Inc. (REIT) (a)	150,800	2,706,860
AvalonBay Communities, Inc. (REIT) (a)	174,706	19,925,219
BioMed Realty Trust, Inc. (REIT)	54,900	909,693
Boston Properties, Inc. (REIT) (a)	278,700	24,832,170
Brandywine Realty Trust (REIT)	287,700	2,304,477
BRE Properties, Inc. (REIT)	388,612	16,453,832
Brookdale Senior Living, Inc.* (a)	558,766	7,006,926
Camden Property Trust (REIT) (a)	240,300	13,278,978
Chesapeake Lodging Trust (REIT)	139,300	1,681,351
Colonial Properties Trust (REIT)	113,450	2,060,252
DDR Corp. (REIT) (a)	1,234,100	13,451,690
DuPont Fabros Technology, Inc. (REIT) (a)	172,350	3,393,572
Equity Lifestyle Properties, Inc. (REIT)	122,200	7,661,940
Extra Space Storage, Inc. (REIT) (a)	449,561	8,375,321
Federal Realty Investment Trust (REIT) (a)	142,863	11,773,340
HCP, Inc. (REIT) (a)	423,600	14,851,416
Health Care REIT, Inc. (REIT) (a)	116,650	5,459,220
Home Properties, Inc. (REIT)	78,300	4,444,308
Host Hotels & Resorts, Inc. (REIT) (a)	741,105	8,107,689
Hudson Pacific Properties, Inc. (REIT)	115,600	1,344,428
Liberty Property Trust (REIT)	123,250	3,587,808
LTC Properties, Inc. (REIT)	200,000	5,064,000
Mack-Cali Realty Corp. (REIT) (a)	404,080	10,809,140
Pebblebrook Hotel Trust (REIT) (a)	332,125	5,197,756
Post Properties, Inc. (REIT)	266,200	9,247,788
Prologis, Inc. (REIT)	580,396	14,074,603
PS Business Parks, Inc. (REIT)	48,700	2,412,598
Public Storage (REIT) (a)	128,050	14,258,367
Ramco-Gershenson Properties Trust (REIT)	238,200	1,953,240
Sabra Health Care REIT, Inc. (REIT)	30,900	294,786
Senior Housing Properties Trust (REIT)	395,048	8,509,334
Simon Property Group, Inc. (REIT) (a)	433,587	47,685,898
SL Green Realty Corp. (REIT) (a)	219,501	12,763,983
Strategic Hotels & Resorts, Inc. (REIT)* (a)	1,343,389	5,790,007
Tanger Factory Outlet Centers, Inc. (REIT) (a)	488,624	12,709,110
Taubman Centers, Inc. (REIT) (a)	218,800	11,007,828
Vornado Realty Trust (REIT) (a)	246,300	18,378,906

(Cost $380,223,640)		354,164,956

Total Common Stocks (Cost $908,540,488)		770,275,338
Securities Lending Collateral 28.0%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $224,283,566)	224,283,566	224,283,566
Cash Equivalents 1.2%
Central Cash Management Fund, 0.1% (b) (Cost $9,538,129)	9,538,129	9,538,129

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,142,362,183) †	125.2	1,004,097,033
Other Assets and Liabilities, Net	(25.2)	(202,273,233)

Net Assets	100.0	801,823,800

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,217,253,235.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $213,156,202.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,577,213 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $225,733,415.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $212,439,827, which is 26.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2011 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	288,737,358	37.5%
Office	121,487,317	15.8%
Shopping Centers	101,093,136	13.1%
Apartments	70,464,575	9.1%
Regional Malls	61,565,335	8.0%
Health Care	49,307,848	6.4%
Storage	26,284,725	3.4%
Hotels	22,857,690	3.0%
Industrial	17,662,411	2.3%
Manufactured Homes	7,661,940	1.0%
Miscellaneous	3,153,003	0.4%
Total	770,275,338	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$63,926,699	$0	$63,926,699
Brazil	2,080,887	—	—	2,080,887
Canada	30,689,146	—	—	30,689,146
Channel Islands	—	4,550,388	—	4,550,388
China	—	6,315,742	—	6,315,742
Finland	—	1,536,331	—	1,536,331
France	—	30,634,705	—	30,634,705
Germany	—	3,348,521	—	3,348,521
Hong Kong	—	86,902,770	—	86,902,770
Italy	—	2,494,061	—	2,494,061
Japan	—	81,889,508	—	81,889,508
Netherlands	—	9,820,621	—	9,820,621
Norway	—	3,731,414	—	3,731,414
Philippines	—	1,186,882	—	1,186,882
Singapore	—	32,149,011	—	32,149,011
Sweden	—	5,620,218	—	5,620,218
Switzerland	—	4,831,360	—	4,831,360
United Kingdom	—	44,402,118	—	44,402,118
United States	354,164,956	—	—	354,164,956
Short-Term Investments(d)	233,821,695	—	—	233,821,695
Total	$620,756,684	$383,340,349	$—	$1,004,097,033

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Australia
Balance as of December 31, 2010	$0
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2011	$0
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2011	$0
Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011